--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number: 811-21145
               --------------------------------------------------


                        STREETTRACKS INDEX SHARES FUNDS

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                         STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                          BOSTON, MASSACHUSETTS 02111

--------------------------------------------------------------------------------

               (Address of principal executive offices)(Zip code)



      (Name and Address of Agent for Service)                            Copy to:



                   JAMES E. ROSS                                        RYAN LOUVAR
                     PRESIDENT                                  VICE PRESIDENT AND COUNSEL
            SSGA FUNDS MANAGEMENT INC.                      STATE STREET BANK AND TRUST COMPANY
           STATE STREET FINANCIAL CENTER                            ONE LINCOLN STREET
                ONE LINCOLN STREET                                   BOSTON, MA 02111
                 BOSTON, MA 02111



Registrant's telephone number, including area code: (866) 787-2257

Date of fiscal year end: September 30, 2007

Date of reporting period: December 31, 2006


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

DJ STOXX 50 ETF (FORMERLY, STREETTRACKS DOW JONES STOXX 50 FUND)
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.8%
FINLAND -- 1.9%
TECHNOLOGY -- 1.9%
Nokia Oyj...........................      85,910   $ 1,753,656
                                                   -----------
FRANCE -- 12.8%
BANKS -- 4.0%
BNP Paribas SA......................      18,413     2,006,768
Societe Generale....................       9,673     1,640,332
                                                   -----------
                                                     3,647,100
                                                   -----------
INSURANCE -- 1.7%
AXA.................................      37,636     1,522,113
                                                   -----------
OIL & GAS -- 3.7%
Total SA............................      47,679     3,435,952
                                                   -----------
RETAIL -- 0.9%
Carrefour SA........................      12,921       782,739
                                                   -----------
TELECOMMUNICATIONS -- 1.1%
France Telecom SA...................      37,040     1,023,257
                                                   -----------
UTILITIES -- 1.4%
Suez SA.............................      24,568     1,270,919
                                                   -----------
TOTAL FRANCE........................                11,682,080
                                                   -----------
GERMANY -- 12.4%
AUTOMOBILES & PARTS -- 1.3%
DaimlerChrysler AG..................      19,928     1,229,814
                                                   -----------
BANKS -- 1.6%
Deutsche Bank AG....................      10,896     1,456,055
                                                   -----------
CHEMICALS -- 1.1%
BASF AG.............................      10,527     1,025,144
                                                   -----------
INDUSTRIAL GOODS & SERVICES -- 1.9%
Siemens AG..........................      17,578     1,741,688
                                                   -----------
INSURANCE -- 2.0%
Allianz AG..........................       9,076     1,852,179
                                                   -----------
TECHNOLOGY -- 1.1%
SAP AG..............................      18,550       984,799
                                                   -----------
TELECOMMUNICATIONS -- 1.3%
Deutsche Telekom AG.................      62,910     1,148,115
                                                   -----------
UTILITIES -- 2.1%
E.ON AG.............................      14,520     1,968,866
                                                   -----------
TOTAL GERMANY.......................                11,406,660
                                                   -----------
ITALY -- 5.1%
BANKS -- 2.1%
UniCredito Italiano SpA.............     218,542     1,913,519
                                                   -----------
INSURANCE -- 1.1%
Assicurazioni Generali SpA..........      23,139     1,015,143
                                                   -----------
OIL & GAS -- 1.9%
Eni SpA.............................      51,979     1,746,453
                                                   -----------
TOTAL ITALY.........................                 4,675,115
                                                   -----------
NETHERLANDS -- 6.9%
BANKS -- 2.7%
ABN AMRO Holding NV.................      40,072     1,286,678
Fortis..............................      27,426     1,168,501
                                                   -----------
                                                     2,455,179
                                                   -----------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
FOOD & BEVERAGES -- 1.1%
Unilever NV.........................      35,980   $   982,122
                                                   -----------
INSURANCE -- 2.1%
ING Groep NV........................      43,861     1,942,756
                                                   -----------
PERSONAL & HOUSEHOLD GOODS -- 1.0%
Koninklijke (Royal) Philips
  Electronics NV....................      24,292       915,173
                                                   -----------
TOTAL NETHERLANDS...................                 6,295,230
                                                   -----------
SPAIN -- 6.7%
BANKS -- 4.6%
Banco Bilbao Vizcaya Argentaria
  SA................................      74,532     1,792,658
Banco Santander Central Hispano
  SA................................     131,232     2,446,915
                                                   -----------
                                                     4,239,573
                                                   -----------
TELECOMMUNICATIONS -- 2.1%
Telefonica SA.......................      90,521     1,924,173
                                                   -----------
TOTAL SPAIN.........................                 6,163,746
                                                   -----------
SWEDEN -- 1.4%
TECHNOLOGY -- 1.4%
Telefonaktiebolaget LM Ericsson
  (Class B).........................     311,041     1,256,800
                                                   -----------
SWITZERLAND -- 13.8%
BANKS -- 4.4%
Credit Suisse Group.................      22,602     1,578,456
UBS AG..............................      39,924     2,421,866
                                                   -----------
                                                     4,000,322
                                                   -----------
FOOD & BEVERAGES -- 3.2%
Nestle SA...........................       8,410     2,983,149
                                                   -----------
HEALTH CARE -- 6.2%
Novartis AG.........................      52,220     3,005,206
Roche Holding AG....................      14,743     2,638,933
                                                   -----------
                                                     5,644,139
                                                   -----------
TOTAL SWITZERLAND...................                12,627,610
                                                   -----------
UNITED KINGDOM -- 38.8%
BANKS -- 13.2%
Barclays PLC........................     136,572     1,951,231
HBOS PLC............................      79,401     1,759,124
HSBC Holdings PLC...................     242,158     4,412,377
Lloyds TSB Group PLC................     118,139     1,321,398
Royal Bank of Scotland Group PLC....      66,562     2,596,318
                                                   -----------
                                                    12,040,448
                                                   -----------
BASIC RESOURCES -- 4.1%
Anglo American Capital PLC..........      32,347     1,577,001
BHP Billiton PLC....................      51,691       945,406
Rio Tinto PLC.......................      22,496     1,196,682
                                                   -----------
                                                     3,719,089
                                                   -----------
FOOD & BEVERAGES -- 1.2%
Diageo PLC..........................      57,241     1,123,093
                                                   -----------
HEALTH CARE -- 5.5%
AstraZeneca PLC.....................      32,371     1,738,459
GlaxoSmithKline PLC.................     125,679     3,305,873
                                                   -----------
                                                     5,044,332
                                                   -----------

DJ STOXX 50 ETF (FORMERLY, STREETTRACKS DOW JONES STOXX 50 FUND)
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
x
INSURANCE -- 0.9%
Aviva PLC...........................      53,390   $   858,926
                                                   -----------
OIL & GAS -- 8.0%
BP PLC..............................     410,005     4,553,855
Royal Dutch Shell PLC
  (Class A)(a)......................      78,052     2,750,111
                                                   -----------
                                                     7,303,966
                                                   -----------
RETAIL -- 1.4%
Tesco PLC...........................     166,568     1,318,664
                                                   -----------
TELECOMMUNICATIONS -- 4.5%
BT Group PLC........................     181,264     1,069,604
Vodafone Group......................   1,106,334     3,063,845
                                                   -----------
                                                     4,133,449
                                                   -----------
TOTAL UNITED KINGDOM................                35,541,967
                                                   -----------
TOTAL COMMON STOCKS  --
  (Cost $75,132,451)................                91,402,864
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0%(b)
UNITED STATES -- 0.0%(b)

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
MONEY MARKET FUND -- 0.0%(b)
AIM Short Term Investment Class
  Prime Fund (Cost $18,693).........      18,693   $    18,693
UBS Private Money Market Fund, LLC
  (Cost $12,913)(c).................      12,913        12,913
                                                   -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $31,606)....................                    31,606
                                                   -----------
TOTAL INVESTMENTS -- 99.8%
  (Cost $75,164,057)................                91,434,470
OTHER ASSETS AND
  LIABILITIES -- 0.2%...............                   173,328
                                                   -----------
NET ASSETS -- 100.0%................               $91,607,798
                                                   ===========

(a) Security, or portion there of, was on loan at December 31, 2006.
(b) Amount shown represents less than 0.05% of net assets.
(c) Investments of cash collateral for securities loaned.

DJ EURO STOXX 50 ETF (FORMERLY, STREETTRACKS DOW JONES EURO STOXX 50 FUND) SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.9%
FINLAND -- 3.0%
TECHNOLOGY -- 3.0%
Nokia Oyj..........................     518,350   $ 10,580,929
                                                  ------------
FRANCE -- 34.1%
AUTOMOBILES & PARTS -- 0.9%
Renault SA.........................      25,217      3,025,969
                                                  ------------
BANKS -- 7.2%
BNP Paribas SA.....................     111,094     12,107,743
Credit Agricole SA.................      85,606      3,596,497
Societe Generale...................      58,365      9,897,447
                                                  ------------
                                                    25,601,687
                                                  ------------
CHEMICALS -- 1.0%
L'Air Liquide SA...................      15,288      3,626,700
                                                  ------------
CONSTRUCTION & MATERIALS -- 1.9%
Compagnie de Saint-Gobain..........      44,418      3,728,097
Lafarge SA.........................      19,415      2,885,300
                                                  ------------
                                                     6,613,397
                                                  ------------
FOOD & BEVERAGES -- 1.3%
Groupe Danone......................      30,932      4,682,520
                                                  ------------
HEALTH CARE -- 3.4%
Sanofi-Aventis.....................     131,128     12,095,195
                                                  ------------
INSURANCE -- 2.6%
AXA................................     226,729      9,169,604
                                                  ------------
MEDIA -- 1.6%
Vivendi Universal SA...............     146,463      5,718,684
                                                  ------------
OIL & GAS -- 5.8%
Total SA(a)........................     287,771     20,738,003
                                                  ------------
PERSONAL & HOUSEHOLD GOODS -- 2.0%
L'Oreal SA.........................      35,012      3,504,197
LVMH Moet Hennessy Louis Vuitton
  SA...............................      32,574      3,434,150
                                                  ------------
                                                     6,938,347
                                                  ------------
RETAIL -- 1.3%
Carrefour SA.......................      77,730      4,708,791
                                                  ------------
TECHNOLOGY -- 1.2%
Alcatel Lucent SA..................     293,050      4,212,093
                                                  ------------
TELECOMMUNICATIONS -- 1.7%
France Telecom SA..................     222,823      6,155,648
                                                  ------------
UTILITIES -- 2.2%
Suez SA(a).........................     148,579      7,686,090
                                                  ------------
TOTAL FRANCE.......................                120,972,728
                                                  ------------
GERMANY -- 23.9%
AUTOMOBILES & PARTS -- 2.1%
DaimlerChrysler AG.................     120,319      7,425,228
                                                  ------------
BANKS -- 2.5%
Deutsche Bank AG...................      65,912      8,807,956
                                                  ------------
CHEMICALS -- 3.1%
BASF AG............................      63,459      6,179,787
Bayer AG...........................      92,679      4,969,108
                                                  ------------
                                                    11,148,895
                                                  ------------
INDUSTRIAL GOODS & SERVICES -- 3.0%
Siemens AG(a)......................     106,041     10,506,903
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
INSURANCE -- 4.4%
Allianz AG.........................      54,714   $ 11,165,725
Muenchener Rueckversicherungs-
  Gesellschaft AG..................      26,349      4,531,459
                                                  ------------
                                                    15,697,184
                                                  ------------
TECHNOLOGY -- 1.7%
SAP AG.............................     111,588      5,924,081
                                                  ------------
TELECOMMUNICATIONS -- 1.9%
Deutsche Telekom AG................     380,470      6,943,625
                                                  ------------
UTILITIES -- 5.2%
E.ON AG............................      87,615     11,880,317
RWE AG.............................      58,878      6,482,899
                                                  ------------
                                                    18,363,216
                                                  ------------
TOTAL GERMANY......................                 84,817,088
                                                  ------------
IRELAND -- 1.0%
BANKS -- 1.0%
Allied Irish Banks PLC.............     116,709      3,462,714
                                                  ------------
ITALY -- 11.8%
BANKS -- 4.4%
Intesa Sanpaolo SpA................      69,623        537,240
SanPaolo IMI SpA(a)................     142,622      3,310,007
UniCredito Italiano SpA............   1,318,688     11,546,221
                                                  ------------
                                                    15,393,468
                                                  ------------
INSURANCE -- 1.7%
Assicurazioni Generali SpA(a)......     139,869      6,136,264
                                                  ------------
OIL & GAS -- 3.0%
Eni SpA............................     315,356     10,595,715
                                                  ------------
TELECOMMUNICATIONS -- 1.2%
Telecom Italia SpA.................   1,390,709      4,199,538
                                                  ------------
UTILITIES -- 1.5%
Enel SpA...........................     528,656      5,447,934
                                                  ------------
TOTAL ITALY........................                 41,772,919
                                                  ------------
NETHERLANDS -- 12.3%
BANKS -- 4.2%
ABN AMRO Holding NV................     242,341      7,781,361
Fortis(a)..........................     165,267      7,041,310
                                                  ------------
                                                    14,790,494
                                                  ------------
FOOD & BEVERAGES -- 1.7%
Unilever NV........................     217,595      5,939,493
                                                  ------------
INSURANCE -- 4.3%
Aegon NV...........................     183,971      3,503,050
ING Groep NV.......................     264,655     11,722,489
                                                  ------------
                                                    15,225,539
                                                  ------------
PERSONAL & HOUSEHOLD GOODS -- 1.5%
Koninklijke (Royal) Philips
  Electronics NV(a)................     146,900      5,534,288
                                                  ------------
RETAIL -- 0.6%
Koninklijke Ahold NV*..............     197,608      2,100,242
                                                  ------------
TOTAL NETHERLANDS..................                 43,590,056
                                                  ------------
SPAIN -- 13.8%
BANKS -- 7.2%
Banco Bilbao Vizcaya Argentaria
  SA...............................     449,695     10,816,148
Banco Santander Central Hispano
  SA...............................     791,991     14,767,242
                                                  ------------
                                                    25,583,390
                                                  ------------

DJ EURO STOXX 50 ETF (FORMERLY, STREETTRACKS DOW JONES EURO STOXX 50 FUND) SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
x
OIL & GAS -- 1.0%
Repsol YPF SA(a)...................     108,137   $  3,735,987
                                                  ------------
TELECOMMUNICATIONS -- 3.3%
Telefonica SA(a)...................     546,185     11,610,062
                                                  ------------
UTILITIES -- 2.3%
Endesa SA(a).......................      86,940      4,107,676
Iberdrola SA(a)....................      90,986      3,973,696
                                                  ------------
                                                     8,081,372
                                                  ------------
TOTAL SPAIN........................                 49,010,811
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $302,914,657)..............                354,239,422
                                                  ------------
SHORT TERM INVESTMENTS -- 12.0%
UNITED STATES -- 12.0%
MONEY MARKET FUND -- 12.0%
AIM Short Term Investment Class
  Prime Fund.......................     107,261   $    107,261
UBS Private Money Market Fund,
  LLC(b)...........................  42,613,728     42,613,728
                                                  ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $42,720,989)...............                 42,720,989
                                                  ------------
TOTAL INVESTMENTS -- 111.9%
  (Cost $345,635,646)..............                396,960,411
OTHER ASSETS AND
  LIABILITIES -- (11.9)%...........                (42,246,866)
                                                  ------------
NET ASSETS -- 100.0%...............               $354,713,545
                                                  ============

*   Non-income producing security.
(a) Security, or portion there of, was on loan at December 31, 2006.
(b) Investments of cash collateral for securities loaned.

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
COMMON STOCKS -- 99.7%
AUSTRALIA -- 20.4%
DIVERSIFIED REIT'S -- 4.0%
Abacus Property Group................     86,903   $   126,034
Babcock & Brown Japan Property
  Trust..............................     80,480       132,578
DB RREEF Trust.......................    465,309       650,993
GPT Group............................    333,217     1,470,792
Valad Property Group.................    104,413       130,443
                                                   -----------
                                                     2,510,840
                                                   -----------
INDUSTRIAL REIT'S -- 2.9%
ING Industrial Fund..................    150,929       281,940
Macquarie Goodman Group..............    234,632     1,405,520
Macquarie ProLogis Trust.............    140,267       138,751
                                                   -----------
                                                     1,826,211
                                                   -----------
OFFICE REIT'S -- 2.4%
Commonwealth Property Office Fund....    263,548       305,361
ING Office Fund......................    176,335       212,650
Investa Property Group...............    249,000       492,617
Macquarie Office Trust...............    321,192       389,872
Tishman Speyer Office Fund...........     48,682        95,544
                                                   -----------
                                                     1,496,044
                                                   -----------
RESIDENTIAL REIT'S -- 0.1%
ING Real Estate Community Living
  Fund...............................     44,116        43,813
                                                   -----------
RETAIL REIT'S -- 10.9%
Bunnings Warehouse Property Trust....     38,080        64,832
Centro Properties Group..............    133,775       959,517
Centro Retail Group..................     48,675        77,499
CFS Retail Property Trust............    322,158       591,645
Galileo Shopping America Trust.......    163,757       158,760
Macquarie CountryWide Trust..........    203,277       338,070
Macquarie DDR Trust..................    151,705       158,435
Westfield Group......................    270,360     4,472,920
                                                   -----------
                                                     6,821,678
                                                   -----------
SPECIALIZED REIT'S -- 0.1%
Macquarie Leisure Trust Group........     35,014        82,242
                                                   -----------
TOTAL AUSTRALIA......................               12,780,828
                                                   -----------
AUSTRIA -- 4.2%
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 4.2%
IMMOEAST AG(a).......................     44,456       624,324
IMMOFINANZ Immobilien Anlagen
  AG(a)..............................     73,041     1,040,208
Meinl European Land, Ltd.(a).........     36,724       941,888
                                                   -----------
TOTAL AUSTRIA........................                2,606,420
                                                   -----------
BELGIUM -- 0.7%
OFFICE REIT'S -- 0.7%
Befimmo SCA Sicafi...................      1,336       149,746
Cofinimmo............................      1,376       276,161
                                                   -----------
TOTAL BELGIUM........................                  425,907
                                                   -----------
CANADA -- 7.0%
DIVERSIFIED REIT'S -- 0.6%
Alexis Nihon Real Estate Investment
  Trust..............................      2,066        30,288
Canadian Real Estate Investment
  Trust..............................      4,612       124,723
H&R Real Estate Investment...........      9,945       205,873
                                                   -----------
                                                       360,884
                                                   -----------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
INDUSTRIAL REIT'S -- 0.1%
Summit Real Estate Investment
  Trust..............................      1,286   $    32,998
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 5.0%
Brookfield Asset Management, Inc. ...     63,083     3,055,218
First Capital Realty, Inc. ..........      4,576       109,239
                                                   -----------
                                                     3,164,457
                                                   -----------
RESIDENTIAL REIT'S -- 0.3%
Boardwalk Real Estate Investment
  Trust..............................      4,136       146,752
Canadian Apartment Properties REIT...      4,786        76,415
                                                   -----------
                                                       223,167
                                                   -----------
RETAIL REIT'S -- 0.9%
Calloway Real Estate Investment
  Trust..............................      5,922       140,455
Primaris Retail Real Estate
  Investment Trust...................      4,116        66,778
RioCan Real Estate Investment
  Trust..............................     15,807       341,623
                                                   -----------
                                                       548,856
                                                   -----------
SPECIALIZED REIT'S -- 0.1%
Legacy Hotels Real Estate Investment
  Trust..............................      8,145        66,353
                                                   -----------
TOTAL CANADA.........................                4,396,715
                                                   -----------
FRANCE -- 5.7%
DIVERSIFIED REIT'S -- 4.2%
Fonciere Des Regions.................      2,146       418,814
Gecina SA............................      1,956       373,996
Unibail..............................      7,492     1,828,664
                                                   -----------
                                                     2,621,474
                                                   -----------
OFFICE REIT'S -- 0.4%
Societe Immobiliere de Location pour
  l'Industrie et le Commerce.........      1,646       247,437
                                                   -----------
RETAIL REIT'S -- 1.1%
Klepierre............................      3,752       707,503
                                                   -----------
TOTAL FRANCE.........................                3,576,414
                                                   -----------
GERMANY -- 1.0%
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
IVG Immobilien AG....................     14,164       607,762
                                                   -----------
HONG KONG -- 6.1%
DIVERSIFIED REIT'S -- 0.1%
GZI Real Estate Investment Trust.....    114,000        45,000
                                                   -----------
OFFICE REIT'S -- 0.2%
Champion REIT(a).....................    230,000       111,196
Prosperity REIT......................    180,000        39,114
                                                   -----------
                                                       150,310
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 6.2%
Chinese Estates Holdings, Ltd. ......    168,000       203,486
Hang Lung Group, Ltd. ...............    140,000       425,729
Hang Lung Properties, Ltd. ..........    300,000       750,651
Henderson Investment, Ltd. ..........    124,000       228,955
Henderson Land Development Co.,
  Ltd. ..............................    104,000       581,028
Hong Kong Land Holdings, Ltd. .......    204,000       811,920
Hysan Development Co., Ltd. .........    100,000       261,660
Kerry Properties, Ltd. ..............     72,000       336,520
Wheelock & Co., Ltd. ................    154,000       292,664
                                                   -----------
                                                     3,892,613
                                                   -----------

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
RETAIL REIT'S -- 0.9%
The Link REIT........................    270,000   $   558,244
                                                   -----------
TOTAL HONG KONG......................                3,834,247
                                                   -----------
ITALY -- 0.8%
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
Beni Stabili SpA.....................    180,831       288,289
Pirelli & C Real Estate SpA..........      3,106       212,937
                                                   -----------
TOTAL ITALY..........................                  501,226
                                                   -----------
JAPAN -- 17.2%
DIVERSIFIED REIT'S -- 1.8%
Hankyu Reit Inc. ....................         10        78,469
Kenedix Realty Investment Corp. .....         26       149,906
Mori Hills REIT Investment
  Corp.(a)...........................         10        87,281
Mori Trust Sogo Reit, Inc. ..........         16       150,392
Premier Investment Co. ..............         16       101,784
Tokyu REIT, Inc. ....................         26       226,931
Top REIT, Inc. ......................         26       172,381
United Urban Investment Corp. .......         26       170,635
                                                   -----------
                                                     1,137,779
                                                   -----------
HOMEBUILDING -- 0.1%
Zephyr Co., Ltd. ....................         30        79,309
                                                   -----------
OFFICE REIT'S -- 4.9%
Creed Office Investment Corp. .......         16        69,691
DA Office Investment Corp. ..........         16        83,790
Global One Real Estate Investment
  Corp. .............................         10        99,870
Japan Excellent, Inc. ...............         20       127,061
Japan Prime Realty Investment
  Corp. .............................         80       290,042
Japan Real Estate Investment
  Corp. .............................         70       751,962
Nippon Building Fund, Inc. ..........         80     1,060,803
Nomura Real Estate Office Fund,
  Inc. ..............................         40       365,910
Orix JREIT, Inc. ....................         30       200,663
                                                   -----------
                                                     3,049,792
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 8.8%
Aeon Mall Co., Ltd. .................      4,400       248,147
Daibiru Corp. .......................      9,400       102,240
Diamond City Co., Ltd. ..............      3,000       134,699
Heiwa Real Estate Co., Ltd. .........     25,000       141,412
Mitsui Fudosan Co., Ltd. ............    144,000     3,510,721
NTT Urban Development Corp. .........        168       324,283
Shoei Co., Ltd. .....................      5,400       149,100
Suruga Corp. ........................      1,400       109,857
TOC Co., Ltd. .......................     17,000        85,603
Tokyu Land Corp. ....................     74,000       696,807
                                                   -----------
                                                     5,502,869
                                                   -----------
RESIDENTIAL REIT'S -- 0.4%
New City Residence Investment
  Corp. .............................         20        92,317
Nippon Residential Investment
  Corp. .............................         30       163,652
                                                   -----------
                                                       255,969
                                                   -----------
RETAIL REIT'S -- 1.1%
Frontier Real Estate Investment
  Corp. .............................         16       153,078
Fukuoka REIT Corp. ..................         10        74,441
Japan Retail Fund Investment
  Corp. .............................         60       488,439
                                                   -----------
                                                       715,958
                                                   -----------
SPECIALIZED REIT'S -- 0.1%
Japan Hotel and Resort, Inc. ........         10        57,488
                                                   -----------
TOTAL JAPAN..........................               10,799,164
                                                   -----------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
NETHERLANDS -- 5.2%
RETAIL REIT'S -- 5.2%
Corio NV.............................     10,978   $   896,074
Eurocommercial Properties NV.........      4,912       244,903
Rodamco Europe NV....................     13,894     1,846,790
Vastned Retail NV....................      2,756       279,834
                                                   -----------
TOTAL NETHERLANDS....................                3,267,601
                                                   -----------
NEW ZEALAND -- 0.5%
DIVERSIFIED REIT'S -- 0.4%
ING Property Trust...................     87,436        80,146
Kiwi Income Property Trust...........    115,331       125,233
Macquarie Goodman Property Trust.....     78,997        80,209
                                                   -----------
                                                       285,588
                                                   -----------
OFFICE REIT'S -- 0.1%
AMP NZ Office Trust..................     60,650        55,594
                                                   -----------
TOTAL NEW ZEALAND....................                  341,182
                                                   -----------
SINGAPORE -- 4.7%
DIVERSIFIED REIT'S -- 0.1%
Allco Commercial Real Estate
  Investment Trust...................     70,000        50,642
                                                   -----------
INDUSTRIAL REIT'S -- 0.5%
Ascendas Real Estate Investment
  Trust..............................    154,000       267,992
Mapletree Logistics Trust............     94,000        72,906
                                                   -----------
                                                       340,898
                                                   -----------
OFFICE REIT'S -- 0.4%
CapitaCommercial Trust...............    144,000       245,897
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.7%
CapitaLand, Ltd. ....................    270,000     1,091,052
Guocoland, Ltd. .....................     34,000        57,394
Singapore Land, Ltd. ................     24,000       134,524
United Industrial Corp., Ltd. .......    114,000       155,289
UOL Group., Ltd.(a)..................     80,000       226,292
                                                   -----------
                                                     1,664,551
                                                   -----------
RETAIL REIT'S -- 1.0%
CapitaMall Trust.....................    164,000       311,047
Macquarie MEAG Prime REIT............    114,000        86,932
Suntec Real Estate Investment
  Trust..............................    194,000       230,125
                                                   -----------
                                                       628,104
                                                   -----------
TOTAL SINGAPORE......................                2,930,092
                                                   -----------
SOUTH AFRICA -- 0.5%
DIVERSIFIED REIT'S -- 0.1%
Sycom Property Fund..................     29,925        76,396
                                                   -----------
INDUSTRIAL REIT'S -- 0.1%
SA Corporate Real Estate Fund........    118,361        57,076
                                                   -----------
PUBLISHING -- 0.1%
Johnnic Holdings, Ltd. ..............     17,360        27,699
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0%
Capital Property Fund................     36,374        24,711
                                                   -----------
RETAIL REIT'S -- 0.2%
Allan Gray Property Trust............    162,574       140,652
                                                   -----------
TOTAL SOUTH AFRICA...................                  326,534
                                                   -----------

SPDR DJ WILSHIRE INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
px
SPAIN -- 1.4%
HOMEBUILDING -- 0.6%
Fadesa Inmobiliaria SA...............      8,392   $   388,974
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
Metrovacesa SA.......................      3,026       512,745
                                                   -----------
TOTAL SPAIN..........................                  901,719
                                                   -----------
SWEDEN -- 1.6%
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.6%
Castellum AB.........................     26,276       350,385
Fabege AB............................     12,518       335,679
Kungsleden AB........................     22,276       341,807
                                                   -----------
TOTAL SWEDEN.........................                1,027,871
                                                   -----------
SWITZERLAND -- 1.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.1%
PSP Swiss Property AG(a).............      7,652       438,798
Swiss Prime Site AG(a)...............      4,186       251,873
                                                   -----------
TOTAL SWITZERLAND....................                  690,671
                                                   -----------
THAILAND -- 0.1%
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Amata Corp PCL.......................     85,400        29,057
                                                   -----------
UNITED KINGDOM -- 20.2%
DIVERSIFIED REIT'S -- 4.5%
British Land Co. PLC.................     84,739     2,842,617
                                                   -----------
INDUSTRIAL REIT'S -- 2.4%
Brixton PLC..........................     32,458       365,905
Slough Estates PLC...................     72,058     1,107,778
                                                   -----------
                                                     1,473,683
                                                   -----------
OFFICE REIT'S -- 0.6%
Great Portland Estates PLC...........     26,519       359,938
                                                   -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.2%
Capital & Regional PLC...............     10,708       323,159
Derwent Valley Holdings PLC..........      8,702       357,143
Grainger Trust PLC...................     19,420       264,155
London Merchant Securities...........     33,218       198,613
Minerva PLC(a).......................     26,242       208,006
Quintain Estates & Development PLC...     19,980       334,338
Shaftesbury PLC......................     21,566       330,910
                                                   -----------
                                                     2,016,324
                                                   -----------

SECURITY DESCRIPTION                    SHARES        VALUE
--------------------                    ------        -----
RETAIL REIT'S -- 9.5%
Hammerson PLC........................     46,542   $ 1,436,484
Land Securities Group PLC............     71,965     3,271,860
Liberty International PLC............     45,356     1,239,208
                                                   -----------
                                                     5,947,552
                                                   -----------
TOTAL UNITED KINGDOM.................               12,640,114
                                                   -----------
TOTAL COMMON STOCKS --
  (Cost $61,249,990).................               62,495,444
                                                   -----------
SHORT TERM INVESTMENTS -- 0.0%(b)
UNITED STATES -- 0.0%(b)
MONEY MARKET FUND -- 0.0%(b)
AIM Short Term Investment Class Prime
  Fund
  (Cost $1,327)......................      1,327         1,327
                                                   -----------
TOTAL INVESTMENTS -- 99.7%
  (Cost $61,251,317).................               62,496,771
OTHER ASSETS AND
  LIABILITIES -- 0.3%................                  198,856
                                                   -----------
NET ASSETS -- 100.0%.................              $62,695,627
                                                   ===========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMON STOCKS -- 99.8%
JAPAN -- 99.8%
AIR FREIGHT & LOGISTICS -- 0.2%
Yamato Holdings Co., Ltd. .........      19,180   $    294,569
                                                  ------------
AIRLINES -- 0.3%
All Nippon Airways Co., Ltd. ......      60,000        211,993
Japan Airlines Corp. ..............     120,000        213,503
                                                  ------------
                                                       425,496
                                                  ------------
AUTO COMPONENTS -- 2.8%
Aisin Seiki Co., Ltd. .............      10,368        347,181
Bosch Corp. .......................      28,727        151,645
Bridgestone Corp. .................      31,503        701,947
Denso Corp. .......................      24,047        952,556
FCC Co., Ltd. .....................       4,984        120,046
Futaba Industrial Co., Ltd. .......       7,808        190,359
Keihin Corp. ......................       4,456        112,003
NGK Spark Plug Co., Ltd. ..........      10,160        190,998
NHK Spring Co., Ltd. ..............      14,340        150,555
Nissin Kogyo Co., Ltd. ............       5,516        141,655
NOK Corp. .........................      10,016        196,697
Showa Corp. .......................       7,412        120,615
Stanley Electric Co., Ltd. ........      10,544        211,048
Sumitomo Rubber Industries,
  Inc. ............................      13,808        178,112
Tokai Rika Co., Ltd. ..............       7,720        196,312
Toyo Tire & Rubber Co., Ltd. ......      31,851        154,236
Toyoda Gosei Co., Ltd. ............       5,868        135,675
Toyota Industries Corp. ...........       9,972        457,781
                                                  ------------
                                                     4,709,421
                                                  ------------
AUTOMOBILES -- 7.8%
Daihatsu Motor Co., Ltd. ..........      17,464        176,025
Fuji Heavy Industries, Ltd. .......      33,347        170,996
Honda Motor Co., Ltd. .............      70,374      2,775,862
Isuzu Motors, Ltd. ................      59,651        279,845
Mazda Motor Corp. .................      44,123        301,053
Mitsubishi Motors Corp. ...........     149,173        246,629
Nissan Motor Co., Ltd. ............     106,462      1,280,349
Suzuki Motor Corp. ................      17,692        498,889
Toyota Motor Corp. ................     102,977      6,879,249
Yamaha Motor Co., Ltd. ............      11,516        361,461
                                                  ------------
                                                    12,970,358
                                                  ------------
BEVERAGES -- 0.8%
Asahi Breweries, Ltd. .............      19,984        319,496
ITO EN, Ltd. ......................       5,956        181,946
Kirin Brewery Co., Ltd. ...........      40,207        631,340
Takara Holdings, Inc. .............      33,479        215,504
                                                  ------------
                                                     1,348,286
                                                  ------------
BUILDING PRODUCTS -- 0.9%
Aica Kogyo Co., Ltd. ..............      13,984        195,756
Asahi Glass Co., Ltd. .............      44,299        531,640
Daikin Industries., Ltd. ..........      12,132        421,522
JS Group Corp. ....................      15,972        335,780
                                                  ------------
                                                     1,484,698
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
CAPITAL MARKETS -- 2.5%
Daiwa Securities Group, Inc. ......      63,482   $    711,246
Jafco Co., Ltd. ...................       2,912        143,700
Mitsubishi UFJ Securities Co. .....      16,936        187,901
Nikko Cordial Corp. ...............      42,539        487,313
Nomura Holdings, Inc. .............      94,776      1,785,675
Okasan Holdings, Inc. .............      20,107        128,585
SBI E*trade Securities Co.,
  Ltd. ............................         120        113,801
SBI Holdings, Inc. ................         540        181,730
Shinko Securities Co., Ltd. .......      46,587        180,632
Tokai Tokyo Securities Co.,
  Ltd. ............................      41,967        197,587
                                                  ------------
                                                     4,118,170
                                                  ------------
CHEMICALS -- 4.4%
Asahi Kasei Corp. .................      58,859        384,803
Daicel Chemical Industries,
  Ltd.(a)..........................      27,055        190,501
Dainippon Ink and Chemicals,
  Inc. ............................      48,391        188,439
Hitachi Chemical Co., Ltd. ........       7,676        211,299
JSR Corp. .........................      11,560        298,811
Kaneka Corp. ......................      19,224        174,888
Kansai Paint Co., Ltd. ............      19,092        150,935
Kuraray Co., Ltd. .................      23,471        276,558
Mitsubishi Chemical Holdings
  Corp. ...........................      51,623        324,932
Mitsubishi Gas Chemical Co.,
  Inc. ............................      19,268        201,323
Mitsubishi Rayon Co., Ltd. ........      32,291        216,800
Mitsui Chemicals, Inc. ............      34,843        267,854
Nifco, Inc. .......................       8,428        193,097
Nissan Chemical Industries,
  Ltd. ............................      13,416        166,637
Nitto Denko Corp. .................       9,484        474,379
Shin-Etsu Chemical Co., Ltd. ......      18,220      1,218,693
Showa Denko KK.....................      54,723        209,422
Sumitomo Chemical Co., Ltd. .......      72,674        562,948
Taiyo Nippon Sanso Corp. ..........      19,180        172,556
Teijin, Ltd. ......................      46,367        285,234
Tokai Carbon Co., Ltd. ............      18,828        133,679
Toray Industries, Inc. ............      64,758        484,781
Tosoh Corp. .......................      32,599        143,906
Ube Industries, Ltd. ..............      61,543        176,641
Zeon Corp. ........................      15,132        163,315
                                                  ------------
                                                     7,272,431
                                                  ------------
COMMERCIAL BANKS -- 10.8%
Hokuhoku Financial Group, Inc. ....      63,658        232,931
Mitsubishi UFJ Financial Group,
  Inc. ............................         420      5,181,486
Mitsui Trust Holdings, Inc. .......      46,981        538,593
Mizuho Financial Group, Inc. ......         420      2,996,097
Resona Holdings, Inc. .............         240        654,609
Shinsei Bank, Ltd. ................      69,726        409,619
Sumitomo Mitsui Financial Group,
  Inc. ............................         300      3,071,629
Suruga Bank, Ltd. .................      16,496        204,063
The 77 Bank, Ltd. .................      27,803        176,168
The Awa Bank, Ltd. ................      32,731        174,979
The Bank of Fukuoka, Ltd. .........      33,523        244,203
The Bank of Kyoto, Ltd. ...........      18,916        176,214
The Bank of Yokohama, Ltd. ........      58,947        461,068
The Chiba Bank, Ltd. ..............      35,063        296,029
The Chugoku Bank, Ltd. ............      13,504        177,024
The Hachijuni Bank, Ltd. ..........      31,719        207,369
The Hiroshima Bank, Ltd. ..........      39,811        230,537
The Hyakugo Bank, Ltd. ............      31,147        195,788
The Iyo Bank, Ltd. ................      19,180        180,444
The Joyo Bank, Ltd. ...............      43,155        237,949

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
COMMERCIAL BANKS -- 10.8% (CONTINUED)
The Juroku Bank, Ltd. .............      30,883   $    170,024
The Musashino Bank, Ltd. ..........       3,220        155,116
The Nanto Bank, Ltd. ..............      33,391        170,101
The Nishi-Nippon City Bank,
  Ltd. ............................      34,799        149,529
The Shizuoka Bank, Ltd. ...........      27,363        271,207
The Sumitomo Trust & Banking Co.,
  Ltd. ............................      76,634        802,646
Yamaguchi Financial Group, Inc. ...      14,076        144,121
                                                  ------------
                                                    17,909,543
                                                  ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.2%
Dai Nippon Printing Co., Ltd. .....      29,739        458,733
Meitec Corp. ......................       7,412        224,559
Nissha Printing Co., Ltd. .........       2,736         84,269
Park24 Co., Ltd. ..................       7,500         95,989
Secom Co., Ltd. ...................      11,868        614,540
The Goodwill Group, Inc. ..........         180        146,532
Toppan Printing Co., Ltd. .........      29,299        323,099
                                                  ------------
                                                     1,947,721
                                                  ------------
COMMUNICATIONS EQUIPMENT -- 0.1%
Epson Toyocom Corp. ...............      16,188        116,429
                                                  ------------
COMPUTERS & PERIPHERALS -- 1.5%
Fujitsu, Ltd. .....................     102,498        803,433
NEC Corp. .........................     104,918        501,014
Seiko Epson Corp. .................       7,676        186,497
Toshiba Corp. .....................     147,633        960,225
                                                  ------------
                                                     2,451,169
                                                  ------------
CONSTRUCTION & ENGINEERING -- 1.1%
Chiyoda Corp. .....................      10,688        208,997
COMSYS Holdings Corp. .............      15,000        165,918
JGC Corp. .........................      13,460        231,008
Kajima Corp. ......................      58,595        256,696
Kyowa Exeo Corp. ..................      13,548        138,260
Maeda Corp. .......................      39,855        151,185
Obayashi Corp. ....................      39,679        257,079
Shimizu Corp. .....................      40,559        202,531
Taisei Corp. ......................      62,995        191,911
                                                  ------------
                                                     1,803,585
                                                  ------------
CONSTRUCTION MATERIALS -- 0.1%
Taiheiyo Cement Corp. .............      59,607        233,115
                                                  ------------
CONSUMER FINANCE -- 2.0%
Acom Co., Ltd. ....................       5,272        176,980
Aeon Credit Service Co., Ltd. .....       6,440        121,876
Aiful Corp. .......................       8,131        228,600
Credit Saison Co., Ltd. ...........       9,264        318,765
NIS GROUP CO., Ltd. ...............     352,151        159,592
Orient Corp. ......................      93,002        174,054
ORIX Corp. ........................       5,056      1,461,787
Promise Co., Ltd. .................       6,464        200,720
SFCG Co., Ltd. ....................         728        112,968
Takefuji Corp. ....................       5,744        227,051
UFJ NICOS Co., Ltd. ...............      41,282        158,677
                                                  ------------
                                                     3,341,070
                                                  ------------
CONTAINERS & PACKAGING -- 0.1%
Toyo Seikan Kaisha, Ltd. ..........      10,148        167,863
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
DISTRIBUTORS -- 0.1%
Canon Marketing Japan, Inc. .......       7,192   $    163,269
                                                  ------------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Benesse Corp. .....................       5,428        206,360
                                                  ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Mizuho Trust & Banking Co.,
  Ltd. ............................     131,370        291,064
                                                  ------------
DIVERSIFIED TELECOMMUNICATION -- 1.4%
Nippon Telegraph & Telephone
  Corp. ...........................         480      2,360,623
                                                  ------------
ELECTRIC UTILITIES -- 3.7%
Chubu Electric Power Co., Inc. ....      31,063        928,071
Hokkaido Electric Power Co.,
  Inc. ............................      11,428        291,562
Hokuriku Electric Power Co. .......      11,912        270,421
Kyushu Electric Power Co., Inc. ...      18,176        478,978
Shikoku Electric Power Co.,
  Inc. ............................      12,972        308,637
The Chugoku Electric Power Co.,
  Inc. ............................      14,648        324,541
The Kansai Electric Power Co.,
  Inc. ............................      36,311        978,208
The Okinawa Electric Power Co.,
  Inc. ............................       4,236        260,939
The Tokyo Electric Power Co.,
  Inc. ............................      54,267      1,753,413
Tohoku Electric Power Co., Inc. ...      21,443        535,378
                                                  ------------
                                                     6,130,148
                                                  ------------
ELECTRICAL EQUIPMENT -- 1.4%
Fuji Electric Holdings Co.,
  Ltd. ............................      42,099        227,887
Fujikura, Ltd. ....................      20,107        176,678
Matsushita Electric Works, Ltd. ...      20,151        233,211
Mitsubishi Electric Corp. .........      90,974        829,153
Sumitomo Electric Industries,
  Ltd. ............................      36,887        575,803
Ushio, Inc. .......................      10,236        210,037
                                                  ------------
                                                     2,252,769
                                                  ------------
ELECTRONIC EQUIPMENT & INSTRUMENT -- 5.1%
Alps Electric Co., Ltd. ...........      14,868        161,089
Casio Computer Co., Ltd. ..........      11,648        263,938
Dainippon Screen Manufacturing Co.,
  Ltd. ............................      16,364        146,810
Furukawa Electric Co., Ltd. .......      39,899        250,467
Hamamatsu Photonics K.K............       5,868        175,811
Hirose Electric Co., Ltd. .........       1,808        204,994
Hitachi, Ltd. .....................     135,933        846,480
Horiba, Ltd. ......................       5,604        206,937
Hoya Corp. ........................      21,132        822,899
Ibiden Co., Ltd. ..................       6,396        322,068
Keyence Corp. .....................       1,940        480,136
Konica Minolta Holdings, Inc. .....      23,075        325,341
Kyocera Corp. .....................       8,692        818,465
Murata Manufacturing Co., Ltd. ....      11,428        772,065
Nidec Corp. .......................       3,264        252,015
Nippon Electric Glass Co., Ltd. ...      13,548        284,252
Oki Electric Industry Co., Ltd. ...      70,166        156,049
Olympus Corp. .....................      12,492        392,095
Omron Corp. .......................      13,280        376,706
Shimadzu Corp. ....................      19,312        170,016
Taiyo Yuden Co., Ltd. .............      10,776        189,917
TDK Corp. .........................       6,396        507,794
Yaskawa Electric Corp. ............      14,604        168,769
Yokogawa Electric Corp. ...........      13,764        217,974
                                                  ------------
                                                     8,513,087
                                                  ------------

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
FOOD & STAPLES RETAILING -- 1.5%
Aeon Co., Ltd. ....................      25,503   $    551,133
Cawachi, Ltd. .....................       5,648        154,052
FamilyMart Co., Ltd. ..............       6,352        172,720
Izumiya Co., Ltd. .................      18,740        133,840
Seven & I Holdings Co., Ltd. ......      41,739      1,296,079
UNY Co., Ltd. .....................      15,000        195,124
                                                  ------------
                                                     2,502,948
                                                  ------------
FOOD PRODUCTS -- 1.1%
Ajinomoto Co., Inc. ...............      30,003        396,078
Hokuto Corp. ......................      15,000        263,732
Kikkoman Corp. ....................      18,256        220,166
Meiji Dairies Corp. ...............      26,175        205,833
Nissin Food Products Co., Ltd. ....       7,940        293,864
Sakata Seed Corp. .................      19,984        242,515
Yakult Honsha Co., Ltd. ...........       7,764        222,843
                                                  ------------
                                                     1,845,031
                                                  ------------
GAS UTILITIES -- 0.5%
Saibu Gas Co., Ltd. ...............     120,273        281,618
Tokyo Gas Co., Ltd. ...............     115,873        615,564
                                                  ------------
                                                       897,182
                                                  ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.3%
Miraca Holdings, Inc. .............       5,736        131,901
Terumo Corp. ......................       8,956        351,761
                                                  ------------
                                                       483,662
                                                  ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.3%
Alfresa Holdings Corp. ............       1,984        119,718
Mediceo Paltac Holdings Co.,
  Ltd. ............................      10,192        192,883
Suzuken Co., Ltd. .................       4,632        174,154
                                                  ------------
                                                       486,755
                                                  ------------
HOTELS RESTAURANTS & LEISURE -- 0.2%
Oriental Land Co., Ltd. ...........       4,104        214,577
Round One Corp. ...................          60        177,248
                                                  ------------
                                                       391,825
                                                  ------------
HOUSEHOLD DURABLES -- 4.9%
Daikyo, Inc. ......................      18,256         93,460
Daito Trust Construction Co.,
  Ltd. ............................       4,764        218,299
Daiwa House Industry Co., Ltd. ....      27,363        475,359
Funai Electric Co., Ltd. ..........       1,795        145,070
Haseko Corp. ......................      51,139        182,831
Makita Corp. ......................       7,676        235,134
Matsushita Electric Industrial Co.,
  Ltd. ............................     109,981      2,192,144
Pioneer Corp. .....................      11,560        158,525
Sangetsu Co., Ltd. ................       9,176        222,941
Sanyo Electric Co., Ltd. ..........      99,422        125,993
Sekisui Chemical Co., Ltd. ........      29,079        231,597
Sekisui House, Ltd. ...............      24,679        358,933
Sharp Corp. .......................      44,519        765,926
Sony Corp. ........................      55,811      2,388,789
Sumitomo Forestry Co., Ltd. .......      13,768        149,056
TOTO, Ltd. ........................      19,444        194,513
                                                  ------------
                                                     8,138,570
                                                  ------------
HOUSEHOLD PRODUCTS -- 0.5%
Kao Corp. .........................      25,339        682,625
Uni-Charm Corp. ...................       3,044        180,614
                                                  ------------
                                                       863,239
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Electric Power Development Co.,
  Ltd. ............................       9,440   $    415,137
                                                  ------------
INDUSTRIAL CONGLOMERATES -- 0.4%
Hankyu Hanshin Holdings, Inc. .....      71,486        407,960
Keihan Electric Railway Co.,
  Ltd. ............................      41,747        182,887
                                                  ------------
                                                       590,847
                                                  ------------
INSURANCE -- 2.3%
Aioi Insurance Co., Ltd. ..........      34,579        243,770
Millea Holdings, Inc. .............      36,047      1,270,592
Mitsui Sumitomo Insurance Co.,
  Ltd. ............................      70,122        766,219
Nipponkoa Insurance Co., Ltd. .....      48,479        392,617
Sompo Japan Insurance, Inc. .......      43,111        526,428
T&D Holdings, Inc. ................       9,860        651,237
                                                  ------------
                                                     3,850,863
                                                  ------------
INTERNET & CATALOG RETAIL -- 0.1%
Rakuten, Inc. .....................         360        167,681
                                                  ------------
INTERNET SOFTWARE & SERVICES -- 0.2%
Yahoo! Japan Corp. ................         960        381,889
                                                  ------------
IT SERVICES -- 1.7%
CSK Holdings Corp. ................       5,956        253,926
Itochu Techno-Solutions Corp. .....       3,308        175,735
NET One Systems Co., Ltd. .........         120        158,113
Nomura Research Institute, Ltd. ...       1,896        274,642
NTT Data Corp. ....................          60        300,113
NTT DoCoMo, Inc. ..................         900      1,419,999
Otsuka Corp. ......................       1,412        143,386
TIS, Inc. .........................       4,632        109,430
                                                  ------------
                                                     2,835,344
                                                  ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.5%
FUJIFILM Holdings Corp. ...........      23,827        977,836
Namco Bandai Holdings, Inc. .......      12,132        177,671
Nikon Corp. .......................      15,440        338,202
Sankyo Co., Ltd. ..................       3,440        190,253
Sega Sammy Holdings, Inc. .........      12,431        334,887
Shimano, Inc. .....................       7,192        208,236
Yamaha Corp. ......................      10,192        215,550
                                                  ------------
                                                     2,442,635
                                                  ------------
MACHINERY -- 4.6%
Amada Co., Ltd. ...................      26,527        280,731
Amano Corp. .......................      11,736        147,149
Fanuc, Ltd. .......................      10,280      1,011,133
Glory, Ltd. .......................       7,544        132,640
Ishikawajima-Harima Heavy
  Industries Co., Ltd. ............      60,311        203,981
JTEKT Corp. .......................      10,808        229,031
Kawasaki Heavy Industries, Ltd. ...      64,978        243,760
Komatsu, Ltd. .....................      49,239        997,962
Komori Corp. ......................       9,588        179,038
Kubota Corp. ......................      30,663        283,586
Kurita Water Industries, Ltd. .....       7,676        165,560
Minebea Co., Ltd. .................      29,255        204,273
Mitsubishi Heavy Industries,
  Ltd. ............................     154,676        702,276
Mitsui Engineering & Shipbuilding
  Co., Ltd. .......................      48,567        157,739
Mori Seiki Co., Ltd. ..............       7,368        164,792
NGK Insulators., Ltd. .............      16,320        251,741
NSK, Ltd. .........................      28,463        280,199

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
MACHINERY -- 4.6% (CONTINUED)
NTN Corp. .........................      27,495   $    246,210
OKUMA Corp. .......................      14,648        169,647
OSG Corp. .........................       8,912        145,847
SMC Corp. .........................       3,220        456,159
Sumitomo Heavy Industries, Ltd. ...      30,795        323,056
Tadano, Ltd. ......................      14,780        173,904
The Japan Steel Works, Ltd. .......      19,708        153,820
THK Co., Ltd. .....................       9,000        231,883
Toshiba Machine Co., Ltd. .........      13,944        128,024
                                                  ------------
                                                     7,664,141
                                                  ------------
MARINE -- 0.5%
Kawasaki Kisen Kaisha, Ltd. .......      27,759        216,891
Mitsui OSK Lines, Ltd. ............      34,491        339,830
Nippon Yusen KK....................      47,995        350,431
                                                  ------------
                                                       907,152
                                                  ------------
MEDIA -- 1.0%
Dentsu, Inc. ......................         120        351,475
Fuji Television Network, Inc. .....         120        273,929
Jupiter Telecommunications Co. ....         180        145,021
Nippon Television Network Corp. ...       1,800        266,779
Toho Co, Ltd. .....................       9,352        168,745
Tokyo Broadcasting System, Inc. ...      12,000        399,815
                                                  ------------
                                                     1,605,764
                                                  ------------
METALS & MINING -- 3.8%
Daido Steel Co., Ltd. .............      28,199        187,197
Dowa Holdings Co., Ltd. ...........      24,767        211,597
JFE Holdings, Inc. ................      27,047      1,391,449
Kobe Steel, Ltd. ..................     148,645        508,977
Mitsubishi Materials Corp. ........      62,027        232,689
Mitsui Mining & Smelting Co.,
  Ltd. ............................      45,839        229,282
Nippon Steel Corp. ................     213,755      1,227,044
Nisshin Steel Co., Ltd. ...........      62,951        233,514
Pacific Metals Co., Ltd. ..........      13,988        136,998
Sumitomo Metal Industries, Ltd. ...     193,340        838,880
Sumitomo Metal Mining Co., Ltd. ...      30,575        391,826
Sumitomo Titanium Corp. ...........       1,236        138,065
Toho Titanium Co., Ltd. ...........       3,456        181,276
Tokyo Steel Manufacturing Co.,
  Ltd. ............................       9,044        141,631
Yodogawa Steel Works, Ltd. ........      48,963        272,850
                                                  ------------
                                                     6,323,275
                                                  ------------
MULTILINE RETAIL -- 0.7%
Daimaru, Inc. .....................      16,452        222,710
Isetan Co., Ltd. ..................      12,484        225,258
Mitsukoshi, Ltd. ..................      34,403        160,820
Ryohin Keikaku Co., Ltd. ..........       2,736        209,181
Takashimaya Co., Ltd. .............      17,332        244,660
The Daiei, Inc. ...................       6,552         87,759
                                                  ------------
                                                     1,150,388
                                                  ------------
OFFICE ELECTRONICS -- 2.7%
Brother Industries, Ltd. ..........      17,332        234,332
Canon, Inc. .......................      64,858      3,646,919
Ricoh Co., Ltd. ...................      32,555        663,914
                                                  ------------
                                                     4,545,165
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
OIL, GAS & CONSUMABLE FUELS -- 1.3%
Cosmo Oil Co., Ltd. ...............      45,927   $    186,553
Inpex Holdings, Inc. ..............          60        492,468
Nippon Mining Holdings, Inc. ......      45,751        328,671
Nippon Oil Corp. ..................      70,430        470,499
Osaka Gas Co., Ltd. ...............     106,150        394,649
TonenGeneral Sekiyu K.K............      24,547        242,885
                                                  ------------
                                                     2,115,725
                                                  ------------
PAPER & FOREST PRODUCTS -- 0.3%
Nippon Paper Group, Inc. ..........          60        226,092
OJI Paper Co., Ltd. ...............      45,839        243,131
                                                  ------------
                                                       469,223
                                                  ------------
PERSONAL PRODUCTS -- 0.3%
Mandom Corp. ......................       8,516        210,836
Shiseido Co., Ltd. ................      16,232        351,463
                                                  ------------
                                                       562,299
                                                  ------------
PHARMACEUTICALS -- 4.8%
Astellas Pharma, Inc. .............      23,871      1,083,816
Chugai Pharmaceutical Co., Ltd. ...      16,016        329,984
Daiichi Sankyo Co, Ltd. ...........      32,651      1,019,359
Dainippon Sumitomo Pharma Co.,
  Ltd. ............................      18,960        220,223
Eisai Co., Ltd. ...................      12,440        682,788
Hisamitsu Pharmaceutical Co.,
  Inc. ............................       5,604        177,308
Kyowa Hakko Kogyo Co., Ltd. .......      29,563        252,819
Ono Pharmaceutical Co., Ltd. ......       6,132        323,184
Santen Pharmaceutical Co., Ltd. ...       7,456        209,623
Shionogi & Co., Ltd. ..............      16,496        323,953
Taisho Pharmaceutical Co., Ltd. ...      13,592        246,961
Takeda Pharmaceutical Co., Ltd. ...      43,855      3,006,969
Tsumura & Co. .....................       4,620        107,789
                                                  ------------
                                                     7,984,776
                                                  ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.5%
Heiwa Real Estate Co., Ltd. .......      21,356        120,800
KK DaVinci Advisors................          60         59,419
Leopalace21 Corp. .................       7,544        240,588
Mitsubishi Estate Co., Ltd. .......      58,111      1,502,093
Mitsui Fudosan Co., Ltd. ..........      41,923      1,022,083
Sumitomo Realty & Development Co.,
  Ltd. ............................      19,843        636,148
Tokyo Tatemono Co., Ltd. ..........      16,540        184,063
Tokyu Land Corp. ..................      19,664        185,162
Urban Corp. .......................      16,658        252,481
                                                  ------------
                                                     4,202,837
                                                  ------------
ROAD & RAIL -- 2.9%
Central Japan Railway Co. .........          60        619,361
East Japan Railway Co. ............         180      1,200,957
Keihin Electric Express Railway
  Co., Ltd. .......................      30,355        208,897
Keisei Electric Railway Co.,
  Ltd. ............................      31,147        176,967
Kintetsu Corp. ....................     104,038        302,977
Nagoya Railroad Co., Ltd. .........      79,362        235,778
Nankai Electric Railway Co.,
  Ltd. ............................      58,111        199,954
Nippon Express Co., Ltd. ..........      47,555        259,815
Odakyu Electric Railway Co.,
  Ltd. ............................      41,483        264,937

SPDR RUSSELL/NOMURA PRIME JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
ROAD & RAIL -- 2.9% (CONTINUED)
Sagami Railway Co., Ltd. ..........      70,254   $    234,662
Tobu Railway Co., Ltd. ............      49,007        236,490
Tokyu Corp. .......................      48,391        309,462
West Japan Railway Co. ............         120        512,610
                                                  ------------
                                                     4,762,867
                                                  ------------
SEMICONDUCTORS & SEMICONDUCTOR -- 1.6%
Advantest Corp. ...................       8,516        487,425
Disco Corp. .......................       1,984        139,365
Elpida Memory, Inc.(a).............       3,176        174,320
Rohm Co., Ltd. ....................       6,176        614,205
Sanken Electric Co., Ltd. .........      12,404        152,922
Shinko Electric Industries.........       5,692        148,564
Sumco Corp. .......................       2,973        251,004
Tokyo Electron., Ltd. .............       7,940        625,045
                                                  ------------
                                                     2,592,850
                                                  ------------
SOFTWARE -- 1.3%
Konami Corp. ......................       7,192        217,290
Nintendo Co., Ltd. ................       5,648      1,464,674
NSD CO., LTD. .....................       3,132         99,358
Square Enix Co., Ltd. .............       4,896        128,199
Trend Micro, Inc. .................       7,368        215,805
                                                  ------------
                                                     2,125,326
                                                  ------------
SPECIALTY RETAIL -- 1.5%
Aoyama Trading Co., Ltd. ..........       6,484        194,267
Autobacs Seven Co., Ltd. ..........       4,280        156,250
Citizen Watch Co., Ltd. ...........      25,503        194,983
Culture Convenience Club Co.,
  Ltd. ............................      12,132         89,090
Fast Retailing Co., Ltd. ..........       3,176        302,794
Hikari Tsushin, Inc. ..............       1,984         87,083
Marui Co., Ltd. ...................      20,516        238,985
Nitori Co., Ltd. ..................       3,860        167,481
Sanrio Co., Ltd. ..................       5,648         84,799
Shimachu Co., Ltd. ................       4,984        144,306
Shimamura Co., Ltd. ...............       1,632        187,230
USS Co., Ltd. .....................       3,300        214,636
Yamada Denki Co., Ltd. ............       4,800        406,865
                                                  ------------
                                                     2,468,769
                                                  ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Asics Corp. .......................      13,064        163,800
Gunze, Ltd. .......................      30,223        151,680
Nisshinbo Industries, Inc. ........      16,584        171,609
Onward Kashiyama Co., Ltd. ........      12,580        160,371
The Japan Wool Textile Co.,
  Ltd. ............................      25,031        195,366
Toyobo Co., Ltd. ..................      74,302        223,863
                                                  ------------
                                                     1,066,689
                                                  ------------

SECURITY DESCRIPTION                   SHARES        VALUE
--------------------                   ------        -----
TOBACCO -- 0.7%
Japan Tobacco, Inc. ...............         240   $  1,158,155
                                                  ------------
TRADING COMPANIES & DISTRIBUTORS -- 3.0%
Hanwa Co., Ltd. ...................      55,207        233,050
Inaba Denki Sangyo Co., Ltd. ......       7,456        262,811
Itochu Corp. ......................      71,266        584,339
Iwatani International Corp. .......      57,451        157,182
Marubeni Corp. ....................      75,402        382,215
Mitsubishi Corp. ..................      62,607      1,176,952
Mitsui & Co., Ltd. ................      73,202      1,093,530
Sojitz Corp. ......................      37,828        114,924
Sumitomo Corp. ....................      51,975        776,866
Toyota Tsusho Corp. ...............       6,239        167,029
                                                  ------------
                                                     4,948,898
                                                  ------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Kamigumi Co., Ltd. ................      26,395        215,759
Mitsubishi Logistics Corp. ........      11,216        173,857
                                                  ------------
                                                       389,616
                                                  ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.2%
KDDI Corp. ........................         180      1,219,084
Softbank Corp. ....................      35,915        697,774
                                                  ------------
                                                     1,916,858
                                                  ------------
TOTAL COMMON STOCKS --
  (Cost $159,630,031)..............                165,765,625
                                                  ------------
SHORT TERM INVESTMENTS -- 0.2%
UNITED STATES -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
  Prime Fund (Cost $290,358).......     290,358        290,358
                                                  ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $159,920,389)..............                166,055,983
                                                  ------------
OTHER ASSETS AND
  LIABILITIES -- 0.0%(b)...........                     20,106
                                                  ------------
NET ASSETS -- 100.0%...............               $166,076,089
                                                  ============

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMON STOCKS -- 99.4%
JAPAN -- 99.4%
AUTO COMPONENTS -- 4.7%
FCC Co., Ltd. ........................      1,113   $   26,808
Futaba Industrial Co., Ltd. ..........      1,494       36,424
HI-LEX CORP. .........................      1,701       29,265
Kayaba Industry Co., Ltd. ............      4,902       25,836
Keihin Corp. .........................      1,041       26,166
Musashi Seimitsu Industry Co.,
  Ltd. ...............................        852       22,595
Nippon Seiki Co., Ltd. ...............        939       21,986
Nissin Kogyo Co., Ltd. ...............      1,134       29,122
Press Kogyo Co., Ltd. ................      4,569       22,585
Showa Corp. ..........................      1,539       25,044
Topre Corp. ..........................      2,934       28,982
Toyo Tire & Rubber Co., Ltd. .........      6,372       30,856
Toyoda Gosei Co., Ltd. ...............      1,398       32,323
                                                    ----------
                                                       357,992
                                                    ----------
BEVERAGES -- 1.0%
Mikuni Coca-Cola Bottling Co.,
  Ltd. ...............................      3,645       35,210
Takara Holdings, Inc. ................      5,937       38,216
                                                    ----------
                                                        73,426
                                                    ----------
BUILDING PRODUCTS -- 3.3%
Aica Kogyo Co., Ltd. .................      2,619       36,662
Bunka Shutter Co., Ltd. ..............      4,577       26,850
Central Glass Co., Ltd. ..............      6,309       36,110
Nitto Boseki Co., Ltd. ...............      7,020       24,450
Noritz Corp. .........................      1,965       35,209
Sankyo-Tateyama Holdings, Inc. .......     10,467       23,718
Sanwa Shutter Corp. ..................      5,910       34,918
Sekisui Jushi Corp. ..................      4,938       35,640
                                                    ----------
                                                       253,557
                                                    ----------
CAPITAL MARKETS -- 2.5%
Asset Managers Co., Ltd. .............          9       17,825
HS Securities Co., Ltd. ..............      1,900       14,526
Japan Asia Investment Co., Ltd. ......      4,188       25,025
Mito Securities Co., Ltd. ............      6,129       26,079
Monex Beans Holdings, Inc. ...........         27       20,960
Okasan Holdings, Inc. ................      4,447       28,439
Tokai Tokyo Securities Co., Ltd. .....      7,721       36,352
Toyo Securities Co., Ltd. ............      5,457       21,845
                                                    ----------
                                                       191,051
                                                    ----------
CHEMICALS -- 5.3%
ADEKA Corp. ..........................      2,913       30,461
Air Water, Inc. ......................      3,390       35,961
Asahi Organic Chemicals Industry Co.,
  Ltd. ...............................      7,540       31,260
C. Uyemura & Co., Ltd. ...............        176       11,610
Fujikura Kasei Co., Ltd. .............      2,238       23,854
Fujimi, Inc. .........................        573       16,398
Ishihara Sangyo Kaisha, Ltd.(a).......     17,811       21,674
Lintec Corp. .........................      1,308       25,742
Nifco, Inc. ..........................      1,479       33,886
Nihon Parkerizing Co., Ltd. ..........      1,401       25,044
Nippon Soda Co., Ltd.(a)..............      4,065       15,284
Nippon Valqua Industries, Ltd. .......      6,025       20,327
NOF Corp. ............................      4,731       26,046

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
CHEMICALS -- 5.3% (CONTINUED)
Okamoto Industries, Inc. .............      8,841   $   31,905
SK Kaken Co., Ltd. ...................        780       22,911
Tokai Carbon Co., Ltd. ...............      4,542       32,248
                                                    ----------
                                                       404,611
                                                    ----------
COMMERCIAL BANKS -- 7.1%
Bank of the Ryukyus, Ltd.(a)..........      1,281       21,555
Kansai Urban Banking Corp. ...........      3,000       12,488
Kirayaka Holdings, Inc. ..............      6,000       13,495
Kiyo Holdings, Inc.(a)................     17,754       26,224
Kyushu-Shinwa Holdings, Inc.(a).......     18,420       18,396
The Aichi Bank, Ltd. .................        149       16,731
The Awa Bank, Ltd. ...................      3,000       16,038
The Bank of Iwate, Ltd. ..............        356       19,868
The Bank of Kochi, Ltd. ..............      5,000        9,609
The Bank of Nagoya, Ltd. .............      2,000       12,253
The Biwako Bank, Ltd. ................      7,049       13,133
The Chikuho Bank, Ltd. ...............      2,000        7,536
The Daishi Bank, Ltd. ................      4,000       15,778
The Fukushima Bank, Ltd. .............     11,478       13,679
The Gifu Bank, Ltd. ..................     12,000       11,884
The Higo Bank, Ltd. ..................      2,000       13,411
The Hokkoku Bank, Ltd. ...............      3,000       11,909
The Hyakujushi Bank, Ltd. ............      2,000       12,236
The Kagoshima Bank, Ltd. .............      2,000       14,452
The Keiyo Bank, Ltd. .................      3,000       16,516
The Kumamoto Family Bank, Ltd. .......      2,000        3,122
The Minami-Nippon Bank, Ltd. .........      4,000       13,931
The Miyazaki Taiyo Bank, Ltd. ........      2,000        7,553
The Nagano Bank, Ltd. ................      7,534       27,252
The Nanto Bank, Ltd. .................      4,000       20,377
The Ogaki Kyoritsu Bank, Ltd. ........      4,000       17,121
The San-In Godo Bank, Ltd. ...........      2,000       18,564
The Senshu Bank, Ltd. ................      4,000       10,004
The Shiga Bank, Ltd. .................      2,000       12,404
The Shikoku Bank, Ltd. ...............      3,000       11,405
The Taiko Bank, Ltd. .................      2,000        5,371
The Tochigi Bank, Ltd. ...............      2,846       19,610
The Tokushima Bank, Ltd. .............      3,305       19,527
The Tokyo Tomin Bank, Ltd. ...........        705       27,039
The Towa Bank, Ltd. ..................      5,000       10,994
Tomato Bank, Ltd. ....................      9,872       20,464
                                                    ----------
                                                       541,929
                                                    ----------
COMMERCIAL SERVICES & SUPPLIES -- 4.1%
Arrk Corp. ...........................      1,700       25,581
Daiseki Co., Ltd. ....................        993       24,918
en-japan, Inc. .......................          3       14,376
Fullcast Co., Ltd. ...................          9       20,771
Intelligence, Ltd. ...................          6       15,660
Meitec Corp. .........................      1,344       40,719
Moshi Moshi Hotline, Inc. ............        436       18,039
Nippon Kanzai Co., Ltd. ..............      1,152       29,778
Nissha Printing Co., Ltd. ............        642       19,774
Okamura Corp. ........................      1,884       20,080
Oyo Corp. ............................      2,360       24,758
Park24 Co., Ltd. .....................      2,085       26,685
The Goodwill Group, Inc. .............         34       27,678
                                                    ----------
                                                       308,817
                                                    ----------

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
COMMUNICATIONS EQUIPMENT -- 1.7%
Aiphone Co., Ltd. ....................      1,506   $   26,858
Denki Kogyo Co., Ltd. ................      3,303       30,659
Epson Toyocom Corp. ..................      3,705       26,647
Hitachi Kokusai Electric, Inc. .......      3,634       45,381
                                                    ----------
                                                       129,545
                                                    ----------
COMPUTERS & PERIPHERALS -- 0.9%
Mitsumi Electric Co., Ltd. ...........      1,857       40,832
Wacom Co., Ltd. ......................          9       26,889
                                                    ----------
                                                        67,721
                                                    ----------
CONSTRUCTION & ENGINEERING -- 2.4%
Chugai Ro Co., Ltd. ..................      4,522       17,419
Daimei Telecom Engineering Corp. .....      1,229       14,285
Kyowa Exeo Corp. .....................      2,676       27,309
Kyudenko Corp. .......................      5,657       33,233
Maeda Corp. ..........................      7,158       27,153
Penta-Ocean Construction Co.,
  Ltd.(a).............................     17,778       18,352
Sanki Engineering Co., Ltd. ..........      4,196       29,510
Tokyu Construction Co., Ltd. .........      2,052       14,673
                                                    ----------
                                                       181,934
                                                    ----------
CONSUMER FINANCE -- 1.4%
Aplus Co., Ltd.(a)....................      6,500        8,892
NIS Group Co., Ltd. ..................     44,900       20,348
OMC Card, Inc. .......................      1,962       15,330
Orient Corp. .........................     13,000       24,330
Sanyo Electric Credit Co., Ltd. ......      1,000       14,905
UFJ NICOS Co., Ltd. ..................      6,000       23,062
                                                    ----------
                                                       106,867
                                                    ----------
CONTAINERS & PACKAGING -- 0.9%
Fuji Seal International, Inc. ........      1,170       28,623
Rengo Co., Ltd. ......................      6,063       38,773
                                                    ----------
                                                        67,396
                                                    ----------
DISTRIBUTORS -- 0.5%
Yokohama Reito Co., Ltd. .............      5,580       41,632
                                                    ----------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Take And Give Needs Co., Ltd. ........         18       14,170
                                                    ----------
DIVERSIFIED FINANCIAL SERVICES -- 1.4%
Diamond Lease Co., Ltd. ..............        549       26,447
Japan Securities Finance Co., Ltd. ...      2,319       28,045
Osaka Securities Exchange Co.,
  Ltd. ...............................          4       20,007
Privee Investment Holdings Co.,
  Ltd. ...............................     16,000       10,877
Ricoh Leasing Co., Ltd. ..............        867       22,483
                                                    ----------
                                                       107,859
                                                    ----------
DIVERSIFIED TELECOMMUNICATION -- 0.3%
JSAT Corp. ...........................          9       21,527
                                                    ----------
ELECTRICAL EQUIPMENT -- 1.7%
Daihen Corp. .........................      4,971       24,781
GS Yuasa Corp.(a).....................     10,287       22,101
Japan Cash Machine Co., Ltd. .........      1,824       19,426
Shinko Electric Co., Ltd. ............      5,826       17,406
Sumitomo Wiring Systems, Ltd. ........        867       17,463
SWCC Showa Holdings Co., Ltd. ........     18,075       24,271
                                                    ----------
                                                       125,448
                                                    ----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
ELECTRONIC EQUIPMENT & INSTRUMENT -- 5.6%
Arisawa Manufacturing Co., Ltd. ......      1,572   $   17,771
Enplas Corp. .........................      1,689       27,216
ESPEC Corp. ..........................      2,031       25,840
Hakuto Co., Ltd. .....................      2,211       30,301
Horiba, Ltd. .........................      1,065       39,327
Hosiden Corp. ........................      1,995       21,464
Japan Aviation Electronics Industry,
  Ltd. ...............................      1,971       27,906
Koa Corp. ............................      1,491       20,947
Nidec Sankyo Corp. ...................      2,917       26,145
Nihon Dempa Kogyo Co., Ltd. ..........        495       20,397
Nippon Ceramic Co., Ltd. .............      2,223       26,212
Nippon Chemi-Con Corp. ...............      3,432       29,321
Ryoyo Electro Corp. ..................      2,304       33,123
Star Micronics Co., Ltd. .............      1,269       25,294
Toko, Inc. ...........................      8,739       23,176
Yamatake Corp. .......................      1,548       34,363
                                                    ----------
                                                       428,803
                                                    ----------
FOOD & STAPLES RETAILING -- 1.6%
Cawachi, Ltd. ........................      1,035       28,230
Circle K Sunkus Co., Ltd. ............      1,998       35,465
Izumiya Co., Ltd. ....................      3,933       28,089
Ministop Co., Ltd. ...................      1,794       30,639
                                                    ----------
                                                       122,423
                                                    ----------
FOOD PRODUCTS -- 4.6%
Ariake Japan Co., Ltd. ...............      1,064       20,761
Fujicco Co., Ltd. ....................      3,657       39,223
Hokuto Corp. .........................      2,421       42,566
Kagome Co., Ltd. .....................      2,067       28,918
Katokichi Co., Ltd. ..................      3,300       26,698
Marudai Food Co., Ltd. ...............      9,417       27,977
Mitsui Sugar Co., Ltd. ...............      5,497       17,900
Nakamuraya Co., Ltd. .................      5,952       28,573
Nippon Suisan Kaisha, Ltd. ...........      5,475       32,118
Nosan Corp. ..........................     11,463       29,438
Riken Vitamin Co., Ltd. ..............        880       26,587
Snow Brand Milk Products Co.,
  Ltd.(a).............................      9,255       32,855
                                                    ----------
                                                       353,614
                                                    ----------
GAS UTILITIES -- 0.4%
Shizuoka Gas Co., Ltd. ...............      3,819       30,769
                                                    ----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.7%
Asahi Intecc Co., Ltd. ...............        540       15,726
Fukuda Denshi Co., Ltd. ..............        786       23,285
Nakanishi Inc.........................        147       18,012
Paramount Bed Co., Ltd. ..............      1,410       23,785
Sysmex Corp. .........................        705       27,572
Topcon Corp. .........................      1,019       20,225
                                                    ----------
                                                       128,605
                                                    ----------
HOTELS RESTAURANTS & LEISURE -- 2.4%
Doutor Coffee Co., Ltd. ..............      1,764       28,883
McDonald's Holdings Co. (Japan),
  Ltd. ...............................      1,300       21,646
MOS Food Services, Inc. ..............      3,114       41,841
Nissin Healthcare Food Service Co.,
  Ltd. ...............................      1,908       24,019
Starbucks Coffee Japan, Ltd. .........         42       20,232
Tokyo Dome Corp. .....................      5,085       21,636
Zensho Co., Ltd. .....................      2,046       22,511
                                                    ----------
                                                       180,768
                                                    ----------

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
HOUSEHOLD DURABLES -- 2.6%
Clarion Co., Ltd. ....................      7,472   $   11,915
Daikyo, Inc. .........................      5,352       27,399
France Bed Holdings Co., Ltd. ........     10,734       21,890
Goldcrest Co., Ltd. ..................        459       23,652
Juki Corp. ...........................      3,450       20,876
Kenwood Corp. ........................     12,915       22,978
Misawa Homes Holdings, Inc.(a)........        666       16,405
Rinnai Corp. .........................        951       28,413
The Japan General Estate Co., Ltd. ...        723       20,752
                                                    ----------
                                                       194,280
                                                    ----------
INDUSTRIAL CONGLOMERATES -- 0.3%
Katakura Industries Co., Ltd. ........      1,380       22,063
                                                    ----------
INSURANCE -- 0.2%
Nissay Dowa General Insurance Co.,
  Ltd. ...............................      3,000       18,002
                                                    ----------
INTERNET & CATALOG RETAIL -- 0.2%
Senshukai Co., Ltd. ..................      1,824       18,553
                                                    ----------
INTERNET SOFTWARE & SERVICES -- 0.8%
eAccess, Ltd. ........................         45       25,378
GMO internet, Inc. ...................      1,593       10,254
Kakaku.com, Inc. .....................          4       12,958
Telewave, Inc. .......................         14        8,965
                                                    ----------
                                                        57,555
                                                    ----------
IT SERVICES -- 1.7%
INES Corp.(a).........................      4,560       27,210
NIWS Co HQ, Ltd. .....................         30       18,002
Obic Co., Ltd. .......................        141       29,145
TIS, Inc. ............................      1,137       26,861
Trans Cosmos, Inc. ...................      1,167       24,387
                                                    ----------
                                                       125,605
                                                    ----------
LEISURE EQUIPMENT & PRODUCTS -- 0.8%
Mars Engineering Corp. ...............        858       16,742
Pentax Corp. .........................      3,194       20,104
Roland Corp. .........................      1,176       26,450
                                                    ----------
                                                        63,296
                                                    ----------
MACHINERY -- 8.1%
Amano Corp. ..........................      2,232       27,985
Asahi Diamond Industrial Co., Ltd. ...      2,942       22,419
CKD Corp. ............................      1,905       19,905
Daifuku Co., Ltd. ....................      2,181       34,576
Fuji Machine Manufacturing Co.,
  Ltd. ...............................      1,071       20,628
Furukawa Co., Ltd. ...................      8,280       19,249
Glory, Ltd. ..........................      1,587       27,903
Hitachi Zosen Corp.(a)................     23,226       21,831
Kitz Corp. ...........................      2,502       20,956
Komori Corp. .........................      1,440       26,889
Kyokuto Kaihatsu Kogyo Co., Ltd. .....      2,840       21,856
Makino Milling Machine Co., Ltd. .....      1,739       20,593
Nabtesco Corp. .......................      2,052       25,677
Nachi-Fujikoshi, Corp. ...............      5,418       30,101
Nippon Sharyo, Ltd. ..................      8,970       22,358
Nippon Thompson Co., Ltd. ............      2,511       23,054
OKUMA Corp. ..........................      3,192       36,968
Ryobi, Ltd. ..........................      3,723       32,057
Sintokogio Ltd........................      1,419       19,411
Tadano, Ltd. .........................      1,913       22,509
Tocalo Co., Ltd. .....................        636       23,646

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
MACHINERY -- 8.1% (CONTINUED)
Toshiba Machine Co., Ltd. ............      3,009   $   27,627
Tsubaki Nakashima Co., Ltd. ..........      1,623       25,199
Tsubakimoto Chain Co. ................      4,124       24,400
Union Tool Co. .......................        432       19,433
                                                    ----------
                                                       617,230
                                                    ----------
MARINE -- 0.3%
Iino Kaiun Kaisha, Ltd. ..............      2,706       26,184
                                                    ----------
MEDIA -- 2.1%
Asahi Broadcasting Corp. .............        120       16,375
Avex Group Holdings, Inc. ............      1,092       17,477
CyberAgent, Inc. .....................         12       12,891
Daiichikosho Co., Ltd. ...............      1,281       15,567
Kadokawa Group Holdings, Inc. ........        687       23,985
Shochiku Co., Ltd. ...................      3,243       24,740
SKY Perfect Communications, Inc. .....         45       27,493
Zenrin Co., Ltd. .....................        624       18,329
                                                    ----------
                                                       156,857
                                                    ----------
METALS & MINING -- 2.7%
Godo Steel, Ltd. .....................      4,440       24,966
Nakayama Steel Works, Ltd. ...........      7,212       26,995
Pacific Metals Co., Ltd. .............      2,759       27,021
Sanyo Special Steel Co., Ltd. ........      3,750       25,460
Sumitomo Light Metal Industries,
  Ltd. ...............................     12,135       25,155
Toho Zinc Co., Ltd. ..................      1,796       17,047
Tokyo Rope Manufacturing Co., Ltd. ...     12,654       26,656
Yamato Kogyo Co., Ltd. ...............      1,248       31,526
                                                    ----------
                                                       204,826
                                                    ----------
MULTILINE RETAIL -- 1.9%
Hankyu Department Stores..............      4,107       34,192
Matsuya Co., Ltd. ....................      1,308       19,990
Matsuzakaya Holdings Co., Ltd.(a).....      4,569       32,363
Parco Co., Ltd. ......................      1,725       19,674
Sanyo Electric Railway Co., Ltd. .....     13,101       35,294
                                                    ----------
                                                       141,513
                                                    ----------
OFFICE ELECTRONICS -- 0.3%
Riso Kagaku Corp. ....................      1,047       20,605
                                                    ----------
OIL, GAS & CONSUMABLE FUELS -- 1.0%
IB Daiwa Corp.(a).....................     16,000       10,205
Itochu Enex Co, Ltd. .................      4,804       32,737
Japan Petroleum Exploration Co. ......        525       31,195
                                                    ----------
                                                        74,137
                                                    ----------
PERSONAL PRODUCTS -- 1.1%
Aderans Co., Ltd. ....................      1,404       34,819
Mandom Corp. .........................      1,245       30,823
Milbon Co., Ltd. .....................        708       19,727
                                                    ----------
                                                        85,369
                                                    ----------
PHARMACEUTICALS -- 1.9%
Kaken Pharmaceutical Co., Ltd. .......      3,428       26,727
Mochida Pharmaceutical Co., Ltd. .....      3,483       29,728
Nichi-iko Pharmaceutical Co., Ltd. ...      1,065       14,917
Rohto Pharmaceutical Co., Ltd. .......      2,493       26,467
Torii Pharmaceutical Co., Ltd. .......      2,000       31,052
Toyama Chemical Co., Ltd.(a)..........      3,110       19,236
                                                    ----------
                                                       148,127
                                                    ----------

SPDR RUSSELL/NOMURA SMALL CAP JAPAN ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 3.5%
Aeon Mall Co., Ltd. ..................        573   $   32,316
Ardepro Co., Ltd. ....................         25        8,214
Arealink Co., Ltd. ...................         24       13,837
Cosmos Initia Co., Ltd.(a)............      3,096       15,720
Creed Corp. ..........................          5       17,246
Daibiru Corp. ........................      2,226       24,211
Diamond City Co., Ltd. ...............        579       25,997
Heiwa Real Estate Co., Ltd. ..........      4,755       26,897
Joint Corp. ..........................        618       23,754
KK DaVinci Advisors...................         27       26,738
Pacific Management Corp. .............          9       19,714
Shoei Co., Ltd. ......................        726       20,046
Suruga Corp. .........................        189       14,831
                                                    ----------
                                                       269,521
                                                    ----------
ROAD & RAIL -- 0.9%
Sagami Railway Co., Ltd. .............     12,363       41,295
Sankyu, Inc. .........................      4,830       28,456
                                                    ----------
                                                        69,751
                                                    ----------
SEMICONDUCTORS & SEMICONDUCTOR -- 1.4%
Disco Corp. ..........................        519       36,457
Komatsu Electronic Metals Co.,
  Ltd. ...............................        318       16,493
Tokyo Seimitsu Co., Ltd. .............        600       28,299
Ulvac, Inc. ..........................        702       23,979
                                                    ----------
                                                       105,228
                                                    ----------
SOFTWARE -- 1.5%
Aplix Corp.(a)........................          3       16,516
Capcom Co., Ltd. .....................      1,434       25,815
DTS Corp. ............................        666       22,693
Fuji Soft, Inc. ......................      1,074       25,418
NSD Co., Ltd. ........................        678       21,508
                                                    ----------
                                                       111,950
                                                    ----------
SPECIALTY RETAIL -- 4.4%
Apollo Investment Co., Ltd.(a)........     10,000        7,050
Autobacs Seven Co., Ltd. .............        888       32,418
Chiyoda Co., Ltd. ....................      1,113       22,605
Culture Convenience Club Co., Ltd. ...      3,828       28,110
EDION Corp. ..........................      1,650       24,441
Gigas K's Denki Corp. ................      1,002       29,348
Gulliver International Co., Ltd. .....        243       20,312
Honeys Co., Ltd. .....................        622       23,073
Nishimatsuya Chain Co., Ltd. .........      1,266       23,853
Point, Inc. ..........................        471       30,911
Right On Co., Ltd. ...................        540       20,892
Sanrio Co., Ltd. .....................      1,305       19,593
United Arrows., Ltd. .................      1,329       23,367
Xebio Co., Ltd. ......................        861       27,025
                                                    ----------
                                                       332,998
                                                    ----------

SECURITY DESCRIPTION                     SHARES       VALUE
--------------------                     ------       -----
TEXTILES, APPAREL & LUXURY GOODS -- 2.5%
Atsugi Co., Ltd. .....................     19,470   $   27,615
Daidoh, Ltd. .........................      1,911       20,978
Daiwabo Co., Ltd. ....................      2,635        8,381
Gunze, Ltd. ..........................      6,348       31,858
Sanyo Shokai, Ltd. ...................      3,516       25,406
Seiko Corp. ..........................      2,649       16,585
The Japan Wool Textile Co., Ltd. .....      4,170       32,547
Unitika, Ltd. ........................     18,084       22,917
                                                    ----------
                                                       186,287
                                                    ----------
TRADING COMPANIES & DISTRIBUTORS -- 2.4%
Hanwa Co., Ltd. ......................      8,032       33,906
Inaba Denki Sangyo Co., Ltd. .........      1,063       37,469
Inabata & Co., Ltd. ..................      3,575       27,753
Iwatani International Corp. ..........     10,422       28,514
MISUMI Group, Inc. ...................      1,533       29,333
Okaya & Co., Ltd. ....................      1,605       23,101
                                                    ----------
                                                       180,076
                                                    ----------
TRANSPORTATION INFRASTRUCTURE -- 1.1%
Japan Airport Terminal Co., Ltd. .....      2,148       25,220
Mitsui-Soko Co., Ltd. ................      4,686       27,135
The Sumitomo Warehouse Co., Ltd. .....      4,563       34,810
                                                    ----------
                                                        87,165
                                                    ----------
TOTAL COMMON STOCKS --
  (Cost $7,280,757)...................               7,557,642
                                                    ----------
SHORT TERM INVESTMENTS -- 0.0%(b)
UNITED STATES -- 0.0%(b)
MONEY MARKET FUND -- 0.0%(b)
AIM Short Term Investment Class Prime
  Fund (Cost $3,018)..................      3,018        3,018
                                                    ----------
TOTAL INVESTMENTS -- 99.4%
  (Cost $7,283,775)...................               7,560,660
                                                    ----------
OTHER ASSETS AND LIABILITIES --
  0.6%................................                  45,751
                                                    ----------
NET ASSETS -- 100.0%..................              $7,606,411
                                                    ==========

(a) Non-income producing security
(b) Amount shown represents less than 0.05% of net assets.

NOTES:
--------------------------------------------------------------------------------

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the securities' last sale price on local markets when available. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of a security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of misappropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At December 31, 2006, the identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation were as follows:

                                                                            GROSS          GROSS       NET UNREALIZED
                                                           IDENTIFIED     UNREALIZED     UNREALIZED     APPRECIATION
                                                              COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
DJ STOXX 50 Fund                                          $ 75,164,057   $16,270,413     $        0     $16,270,413
DJ EURO STOXX 50 Fund                                      345,635,646    51,425,333        100,568      51,324,765
SPDR DJ Wilshire International Real Estate ETF              61,251,317     1,341,977         96,523       1,245,454
SPDR Russell/Nomura PRIME Japan ETF                        159,920,389     7,589,889      1,454,295       6,135,594
SPDR Russell/Nomura Small Cap Japan ETF                      7,283,775       447,874        170,989         276,885

Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

streetTRACKS Index Shares Funds


By: /s/ James E. Ross
    ------------------------------
    James E. Ross
    President


By: /s/ Gary L. French
    ------------------------------
    Gary L. French
    Treasurer

Date: February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ James E. Ross
    ------------------------------
    James E. Ross
    President


By: /s/ Gary L. French
    ------------------------------
    Gary L. French
    Treasurer

Date: February 23, 2007